Trade and Other Payables	12 Months Ended
Dec. 31, 2024
Trade and Other Payables [Abstract]
Trade and other payables

16. Trade and other payables

	As of December 31, 2023	As of December 31, 2024
	MYR	MYR	USD
Non-current:
Other payables (note(a))	918,274	–	–

Current:
Trade payables (note (b))	2,403,407	14,089,238	3,152,307
Other payable and accruals	159,961	1,832,975	410,107
Wages payable	34,644	200,235	44,800
Interest payable of RCPS (note (c))	100,648	1,072,266	239,908
Subtotal	2,698,660	17,194,714	3,847,122
Total trade and other payables (note (d))	3,616,934	17,194,714	3,847,122

Notes:

(a)	The Group received advance payments for AI RCPS subscription with 2 years maturity period in December 2023 amounted to MYR 918,274 where the registration and issuance of the RCPS was completed in January 2024.

(b)	An aging analysis of the trade payables as of December 31, 2023 and 2024 are as follows:

	As of December 31, 2023	As of December 31, 2024
	MYR	MYR	USD
Within 3 months	2,064,639	13,892,154	3,108,212
More than 3 months but within 6 months	50,000	1,226	274
More than 6 months but within 1 year	288,768	139,580	31,229
More than 1 year	–	56,278	12,592
Total trade payables	2,403,407	14,089,238	3,152,307

(c)	The interest payable of RCPS is calculated based on the weighted average principal of RCPS and the related effective interest rate. AG RCPS bear an effective interest rate of 10.0% and AI RCPS bear an effective interest rate of 14.0% (note 13).

(d)	Except for advances received for redeemable convertible preference shares, all the trade and other payables classified as current are expected to be settled within one year or are repayable on demand.